2. Summary of Significant Accounting Policies: Investment in Joint Venture: Joint Venture Balance Sheets (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	May 14, 2018
Cash and cash equivalents	$ 213,357	$ 334,650	$ 0
Total assets	213,357	334,650
Accounts payable and accrued liabilities	298	12,800
Total liabilities	298	12,800
Accumulated deficit	(217,174)	(42,375)
Venturers' equity	439,551	471,850
Total Liabilities and Stockholders' Equity	439,849	484,650
Investment in Joint Venture
Cash and cash equivalents	156,591	150,000
Prepaid expenses	20,000
Computers (net of accumulated depreciation of $188)	2,063
Total assets	178,654	150,000
Accounts payable and accrued liabilities	24,602
Accrued liabilities - related party	51,067
Total liabilities	75,669
Venturer contributions	350,000
Accumulated deficit	(247,016)
Venturers' equity	102,984
Total Liabilities and Stockholders' Equity	$ 178,653	$ 150,000